Securities Act File No.: 2-10694


                      PILGRIM CORPORATE LEADERS TRUST FUND

                         Supplement dated March 1, 2002
                                     to the
                          Prospectus dated May 1, 2001

The following changes will become effective March 1, 2002:

1. A change in the name of the Trust from "Pilgrim Corporate Leaders Trust Fund" to "ING Corporate Leaders Trust Fund."

2. A change in the name of the Sponsor from "ING Pilgrim Investments, LLC" to "ING Investments, LLC."

3. A change in the name of the Fund's Distributor from "ING Pilgrim Securities, Inc." to "ING Funds Distributor, Inc."

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